Derivative instruments - Fair value of derivative instruments not designated as hedging (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other current liabilities
Natural gas swaps
Assets:
Assets	$ 13,445	$ 131,804
Not designated as hedges | Natural gas swaps | Other current assets
Assets:
Assets	0	35,285
Not designated as hedges | Natural gas swaps | Other deferred charges
Assets:
Assets	25,459	99,725
Not designated as hedges | Natural gas swaps | Other current liabilities
Liabilities:
Liabilities	10,370	3,206
Not designated as hedges | Natural gas swaps | Other deferred credits
Liabilities:
Liabilities	$ 1,644	$ 0